COLUMBIA



        SUPPLEMENT TO THE CMC SMALL CAP FUND'S, CMC SMALL/MID CAP FUND'S,
                 AND CMC INTERNATIONAL STOCK FUND'S PROSPECTUS,
                             DATED DECEMBER 21, 2001

The prospectus for the Funds dated December 21, 2001, is amended as follows:

         The Funds' financial statements are included in the current Annual Report to Shareholders. To get free copies of the current annual/semiannual report and the Statement of Additional Information, request other information, or make inquiries of the Funds, you may contact:

                                 CMC Fund Trust
                              1300 SW Sixth Avenue
                             Portland, Oregon 97201
                            Telephone: 1-800-547-1037


                                DECEMBER 24, 2002

                                    COLUMBIA



        SUPPLEMENT TO THE CMC SMALL CAP FUND'S, CMC SMALL/MID CAP FUND'S, AND CMC INTERNATIONAL STOCK FUND'S STATEMENT OF ADDITIONAL INFORMATION,
                             DATED DECEMBER 21, 2001

         The SAI for the Funds dated December 21, 2001 is amended as follows:

         The Funds' most recent Annual Report to Shareholders is a separate document supplied with this Statement of Additional Information. The financial statements, accompanying notes and report of independent accountants appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

                                DECEMBER 24, 2002

                                    COLUMBIA



  SUPPLEMENT TO THE CMC FIXED INCOME SECURITIES FUND'S, CMC HIGH YIELD FUND'S,
                  AND CMC INTERNATIONAL BOND FUND'S PROSPECTUS,
                             DATED DECEMBER 21, 2001

The prospectus for the Funds dated December 21, 2001, is amended as follows:

         The Funds' financial statements are included in the current Annual Report to Shareholders. To get free copies of the current annual/semiannual report and the Statement of Additional Information, request other information, or make inquiries of the Funds, you may contact:

                                 CMC Fund Trust
                              1300 SW Sixth Avenue
                             Portland, Oregon 97201
                            Telephone: 1-800-547-1037


                                DECEMBER 24, 2002

                                    COLUMBIA



  SUPPLEMENT TO THE CMC FIXED INCOME SECURITIES FUND'S, CMC HIGH YIELD FUND'S,
     AND CMC INTERNATIONAL BOND FUND'S STATEMENT OF ADDITIONAL INFORMATION,
                             DATED DECEMBER 21, 2001

         The SAI for the Funds dated December 21, 2001 is amended as follows:

         The Funds' most recent Annual Report to Shareholders is a separate document supplied with this Statement of Additional Information. The financial statements, accompanying notes and report of independent accountants appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

                                DECEMBER 24, 2002

                                    COLUMBIA



            SUPPLEMENT TO THE CMC SHORT TERM BOND FUND'S PROSPECTUS,
                             DATED DECEMBER 21, 2001

The prospectus for the Fund dated December 21, 2001, is amended as follows:

         The Fund's financial statements are included in the current Annual Report to Shareholders. To get free copies of the current annual/semiannual report and the Statement of Additional Information, request other information, or make inquiries of the Fund, you may contact:

                                 CMC Fund Trust
                              1300 SW Sixth Avenue
                             Portland, Oregon 97201
                            Telephone: 1-800-547-1037


                                DECEMBER 24, 2002

                                    COLUMBIA



      SUPPLEMENT TO THE CMC SHORT TERM BOND FUND'S STATEMENT OF ADDITIONAL
                                  INFORMATION,
                             DATED DECEMBER 21, 2001

         The SAI for the Fund dated December 21, 2001 is amended as follows:

         The Fund's most recent Annual Report to Shareholders is a separate document supplied with this Statement of Additional Information. The financial statements, accompanying notes and report of independent accountants appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

                                DECEMBER 24, 2002

                                    COLUMBIA



            SUPPLEMENT TO THE CMC STRATEGIC EQUITY FUND'S PROSPECTUS,
                             DATED DECEMBER 21, 2001

The prospectus for the Fund dated December 21, 2001, is amended as follows:

         The Fund's financial statements are included in the current Annual Report to Shareholders. To get free copies of the current annual/semiannual report and the Statement of Additional Information, request other information, or make inquiries of the Fund, you may contact:

                                 CMC Fund Trust
                              1300 SW Sixth Avenue
                             Portland, Oregon 97201
                            Telephone: 1-800-547-1037


                                DECEMBER 24, 2002

                                    COLUMBIA



      SUPPLEMENT TO THE CMC STRATEGIC EQUITY FUND'S STATEMENT OF ADDITIONAL
                                  INFORMATION,
                             DATED DECEMBER 21, 2001

         The SAI for the Fund dated December 21, 2001 is amended as follows:

         The Fund's most recent Annual Report to Shareholders is a separate document supplied with this Statement of Additional Information. The financial statements, accompanying notes and report of independent accountants appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

                                DECEMBER 24, 2002